Financial Instruments - Net Effect of Expired Contracts That Did Not Meet Hedging Criteria (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative Contract Not Met Hedging Criteria | Cross currency swaps and interest rate swaps | Market value gain on financial instruments
Disclosure of detailed information about hedges [line items]
Gain loss on expired derivative contracts	$ 141	$ (2,270)	$ 80